Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables and Accruals [Abstract]
Deposits from customers		$ 25,571	$ 12,561
Accrued operating expenses		10,242	9,537
Payables for surtaxes		8,357	8,164
Interest payable		3,682	5,018
Payable to the former owners in Norway Acquisition	[1]	2,168	2,657
Payables for staff-related costs		3,484	1,932
Restoration provision		2,224	1,361
Others		1,340	1,037
Total		57,068	42,267
Current		54,655	40,617
Non-current		2,413	1,650
Total		$ 57,068	$ 42,267

[1]	Represent balance due to former owners in Norway Acquisition, which is a normal annual dividend authorized prior to the acquisition. It is thus accounted for as part of the liabilities assumed from the business combination described in Note 5(b), and listed in other payables.